Consolidated Statements Of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Sales	$ 6,285.6	$ 5,921.0	$ 5,327.1
Cost of sales:
Food and beverage	1,892.2	1,743.6	1,553.7
Restaurant labor	2,017.6	1,892.6	1,683.6
Restaurant expenses	1,080.7	980.4	851.0
Total cost of sales, excluding restaurant depreciation and amortization of $282.3, $257.5 and $219.3, respectively	4,990.5	4,616.6	4,088.3
Selling, general and administrative	663.5	625.4	540.1
Depreciation and amortization	304.4	278.3	241.3
Interest, net	134.3	126.0	102.1
Asset impairment, net	18.3	0.7	0.2
Total costs and expenses	6,111.0	5,647.0	4,972.0
Earnings before income taxes	174.6	274.0	355.1
Income taxes	(8.6)	36.7	75.9
Earnings from continuing operations	183.2	237.3	279.2
Earnings from discontinued operations, net of tax expense of $32.3, $72.7 and $84.9, respectively	103.0	174.6	196.3
Net earnings	$ 286.2	$ 411.9	$ 475.5
Basic net earnings per share:
Earnings from continuing operations (in dollars per share)	$ 1.40	$ 1.84	$ 2.15
Earnings from discontinued operations, Basic (in dollars per share)	$ 0.78	$ 1.35	$ 1.50
Net earnings (in dollars per share)	$ 2.18	$ 3.19	$ 3.65
Diluted net earnings per share:
Earnings from continuing operations (in dollars per share)	$ 1.38	$ 1.80	$ 2.10
Earnings from discontinued operations, Diluted (in dollars per share)	$ 0.77	$ 1.33	$ 1.47
Net earnings (in dollars per share)	$ 2.15	$ 3.13	$ 3.57
Average number of common shares outstanding:
Basic (shares)	131.0	129.0	130.1
Diluted (shares)	133.2	131.6	133.2
Dividends declared per common share (in dollars per share)	$ 2.2	$ 2.00	$ 1.72